Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
9.	INVESTMENTS

	2019	2018
Equity method investments [a]	$1,107	$1,862
Private equity investments	95	323
Other	8	4

	$1,210	$2,189

[a]	The ownership percentages and carrying value s of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2019	2018
Litens Automotive Partnership [i]	76.7%	$212	$188
Getrag (Jiangxi) Transmission Co., Ltd [i]	66.7%	$540	$1,107
Getrag Ford Transmission GmbH	50.0%	$100	$268
Dongfeng Getrag Transmission Co. Ltd [“DGT”] [ii]	50.0%	$47	$72
Hubei HAPM MAGNA Seating Systems Co., Ltd.	49.9%	$113	$117

[i]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]
DGT is a variable interest entity [“VIE”] and depends on the Company and the Dongfeng Motor Group Company for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of our investment balance as at December 31, 2019.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2019	2018
Current assets	$1,680	$1,914

Non-current assets	$3,573	$3,870

Current liabilities	$1,266	$1,500

Long-term liabilities	$994	$1,131

Summarized Income Statements

	2019	2018
Sales	$4,142	$5,133
Cost of goods sold & expenses	3,949	4,765

Net income	$193	$368

Sales to equity method investees were approximately $113 million and $379 million for the years ended December 31, 2019 and 2018, respectively.